Leases (Details) - Schedule of Operating Lease - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Operating Lease [Abstract]
Operating cash flows used in operating leases	$ 744	$ 594
Right-of-use assets exchanged for operating lease liabilities	$ 483	$ 1,565
Weighted average remaining lease term (in years)	1 year	1 year 6 months
Weighted average discount rate	8.50%	8.50%